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State Street Corp.
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049

May 17, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

RE:   Wasatch Funds, Inc. (the "Company")
      File Nos. 33-010451, 811-04920
      Post-Effective Amendment No. 31

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Prospectus and Statement of Additional Information each dated May 12, 2004 for Wasatch Heritage Growth Fund do not differ from those contained in Post-Effective Amendment No. 31 to the Company's Registration Statement on Form N-1A that was filed electronically via EDGAR on May 12, 2004 (Accession # 0000950135-04-002590).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,
/s/ Francine S. Hayes
---------------------
Francine S. Hayes
Counsel

cc:  A. Palmer
     M. Radmer